Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Net allowance of accounts receivable	$ 110,066	$ 111,301	$ 23,959
Convertible preferred stock with liquidation preference, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock with liquidation preference, shares authorized	10,000,000	10,000,000	10,000,000
Convertible preferred stock with liquidation preference, shares issued	5,200,000	5,200,000	5,200,000
Convertible preferred stock with liquidation preference, shares outstanding	5,200,000	5,200,000	5,200,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	51,238,400	46,150,207	42,287,499
Common stock, outstanding	51,238,400	46,150,207	42,287,499